Income tax (Details 2) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Income tax
Tax calculated at the tax rates applicable to (loss)/ profit in the respective countries	$ (4,642)	$ (7,073)	$ (152,621)
Permanent differences:
Tax inflation adjustment permanent difference	(88,263)	23,993	(132,116)
Share of profit / (loss) of associates and joint ventures	23,295	13,015	(1,939)
Result from sale of participation in subsidiaries	(260)	11	(2,627)
Difference between provision and tax return (ii)	(18)	40,701	0
Fiscal transparency	(3,751)	(5,079)	(10,165)
Recovery of unrecognized tax loss carry-forwards	2,630	6,925	76,609
Non-taxable profit and non-deductible expenses	39,322	1,059	(1,609)
Others	(6,881)	4,068	3,354
Accounting Inflation adjustment permanent difference	100,440	192,560	205,281
Income tax from continuing operations	$ 61,872	$ 270,180	$ (15,833)